Intangible Assets and Goodwill - Carrying amount of goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Goodwill, carrying amount	R$ 1,950,876	R$ 1,949,901
Core
Intangible assets and goodwill
Goodwill, carrying amount	1,475,141	1,474,166
Supplemental
Intangible assets and goodwill
Goodwill, carrying amount	R$ 475,735	R$ 475,735